CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities:
Net income (loss) for the period	$ (3,718,609)	$ 67,125,060	$ (6,478,967)	$ 64,059,209
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock option compensation	0	73,678	31,043	219,933
Depreciation	53,271	12,095	65,565	23,669
Gain on sale of mining data	0	(52,500,000)	0	(52,500,000)
Arbitration award	0	(36,000,000)	0	(36,000,000)
Loss on marketable equity securities	86,439	24,060	100,565	11,604
Changes in non-cash working capital:
Net decrease (increase) in deposits, advances and other	(1,082,546)	(1,031,162)	70,763	(1,190,327)
Net increase (decrease) in payables and accrued expenses	1,700,363	7,066,370	2,069,506	5,097,406
Net cash used in operating activities	(2,961,082)	(15,229,899)	(4,141,525)	(20,278,506)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(2,235)	(51,769)	(3,485)	(69,878)
Net cash used in investing activities	(2,235)	(51,769)	(3,485)	(69,878)
Cash Flows from Financing Activities:
Return of capital	(75,540,237)	0	(75,540,237)	0
Net cash used in financing activities	(75,540,237)	0	(75,540,237)	0
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(78,503,554)	(15,281,668)	(79,685,247)	(20,348,384)
Cash and cash equivalents - beginning of period	146,464,660	132,606,002	147,646,353	137,672,718
Cash and cash equivalents - end of period	67,961,106	117,324,334	67,961,106	117,324,334
Supplemental Cash Flow Information:
Cash paid for income taxes	$ 0	$ 10,196,311	$ 0	$ 10,921,926